Risk management (Details 1) - $ / shares	Mar. 31, 2024	Dec. 31, 2023
Lene [Member]
IfrsStatementLineItems [Line Items]
Exchange rate variation	(3.50%)	(3.50%)
Exchange rate	$ 0.03301	$ 0.03422
United State Currency [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	$ 4.9962	$ 4.8413
Exchange rate variation	3.20%	3.20%